Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Tax Free Funds
Entity Central Index Key	0000733362
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000135932 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Institutional Class
Trading Symbol	DMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$56	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if litigation expenses were not included.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.57%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Institutional Class) returned -2.02% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Institutional Class) – including sales charge	-2.02%	0.00%	1.61%
Macquarie Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge	-2.02%	0.00%	1.61%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 530,655,768
Holdings Count | Holding	305	[2]
Advisory Fees Paid, Amount	$ 2,197,977
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006429 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Class C
Trading Symbol	DMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$155	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.56% if litigation expenses were not included.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.57%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Class C) returned -2.97% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Class C) – including sales charge	-3.92%	-0.98%	0.60%
Macquarie Tax-Free Minnesota Fund (Class C) – excluding sales charge	-2.97%	-0.98%	0.60%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 530,655,768
Holdings Count | Holding	305	[4]
Advisory Fees Paid, Amount	$ 2,197,977
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006427 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Minnesota Fund(formerly, Delaware Tax-Free Minnesota Fund)
Class Name	Class A
Trading Symbol	DEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Minnesota Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$81	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.81% if litigation expenses were not included.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Minnesota Fund (Class A) returned -2.26% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Minnesota Fund (Class A) – including sales charge	-6.64%	-1.17%	0.89%
Macquarie Tax-Free Minnesota Fund (Class A) – excluding sales charge	-2.26%	-0.25%	1.35%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 530,655,768
Holdings Count | Holding	305	[6]
Advisory Fees Paid, Amount	$ 2,197,977
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$530,655,768
Total number of portfolio holdings*	305
Total advisory fees paid	$2,197,977
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	31.77%
Education Revenue Bonds	19.28%
Local General Obligation Bonds	17.88%
Transportation Revenue Bonds	9.03%
State General Obligation Bonds	4.82%
Electric Revenue Bonds	4.54%
Special Tax Revenue Bonds	3.72%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.22%
Housing Revenue Bonds	2.39%
Lease Revenue Bonds	1.86%
Pre-Refunded Bond	0.15%

State and territory allocation
Minnesota	94.53%
Puerto Rico	4.13%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Minnesota Fund to Macquarie Tax-Free Minnesota Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.56% if litigation expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.56% if litigation expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.81% if litigation expenses were not included.
[6]	Excludes cash and cash equivalents.